Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes
(13)	Income Taxes

(a)	Income Tax Expense (Benefit)

Total income tax expense (benefit) for the years ended December 31 is as follows:

	2014	2013	2012
Income tax (benefit) expense attributable to operations:
Current tax expense (benefit)	$4,774	2,495	17,206
Deferred tax (benefit) expense	(7,907)	1,930	(13,885)

Total income tax (benefit) expense attributable to operations	(3,133)	4,425	3,321
Income tax effect on equity:
Attributable to unrealized gains (losses) for the year	3,397	(12,760)	5,152

Total income tax effect on equity	$264	(8,335)	8,473

(b)	Components of Income Tax (Benefit) Expense

Income tax (benefit) expense computed at the statutory rate of 35% varies from income tax (benefit) expense reported on the Statements of Operations for the respective years ended December 31 as follows:

	2014	2013	2012
Income tax (benefit) expense computed at the statutory rate	$(1,504)	5,916	4,349
Dividends-received deductions and tax-exempt interest	(1,447)	(1,603)	(1,035)
Other	(182)	112	7

Income tax (benefit) expense as reported	$(3,133)	4,425	3,321

(c)	Components of Deferred Tax Assets and Liabilities on the Balance Sheet

Tax effects of temporary differences giving rise to the significant components of the net deferred tax asset (liability), which is included in other assets on the Balance Sheets, at December 31 are as follows:

	2014	2013
Deferred tax assets:
Future benefit reserves	$70,323	27,266
Expense accruals	132	162
Other-than-temporarily impaired assets	—	84
Investment income	—	23,577

Total deferred tax assets	70,455	51,089

Deferred tax liabilities:
Deferred acquisition costs	(36,324)	(31,506)
Due and deferred premium	(6)	(16)
Net unrealized gains on investments	(14,497)	(10,702)
Investment income	(6,253)	—

Total deferred tax liabilities	(57,080)	(42,224)

Net deferred tax assets	$13,375	8,865

Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for ordinary deferred tax assets, as it is more likely than not the deferred tax assets will be realized principally through future reversals of existing ordinary taxable temporary differences and future ordinary taxable income. For deferred tax assets that are capital in nature, considering all objective evidence and the available tax planning strategy, it is more likely than not the deferred tax assets that are capital in nature will be realized and no valuation allowance is required. The amount of the ordinary and capital deferred tax assets considered realizable could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future ordinary and capital taxable income are reduced.

Income taxes paid (received) by the Company were $2,271, $17,449, and $(6,606), in 2014, 2013, and 2012, respectively. The Company had a tax payable to AZOA of $4,713 and $2,210 at December 31, 2014 and 2013, respectively reported in other liabilities on the Balance Sheets.

The Company’s federal income tax return is consolidated with AZOA. The Company is no longer subject to U.S. federal, state, and local, or non-U.S. income tax examinations by tax authorities for years prior to 2011, though examinations by certain U.S. state and local tax authorities may still be conducted for 2008 and subsequent years. The IRS recently conducted an examination of the consolidated returns filed by AZOA for the 2008 and 2009 tax years. These amended returns were accepted by the IRS as filed and review by the Joint Committee on Taxation is now ongoing. The IRS has not proposed any adjustments that materially affect the Company nor has AZOA received notice from the IRS of its intent to examine any subsequent tax periods.

In accordance with the Income Taxes Topic of the Codification, the Company recognizes liabilities for certain unrecognized tax benefits. The Company had no unrecognized tax benefits as of December 31, 2014 and 2013. The Company does not expect any significant changes related to unrecognized tax benefits during the next 12 months.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in federal income tax expense. During the years ended December 31, 2014, 2013, and 2012, the Company did not recognize any expense related to interest and penalties. The Company accrued $0 for the payment of interest and penalties at December 31, 2014 and 2013.